Other receivables and other assets	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Other receivables and other assets	Other receivables and other assets
Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
OTHER RECEIVABLES AND OTHER ASSETS
Prepaid expenses - non current	—	1,037	2,320
Total non-current other assets	—	1,037	2,320
Research tax credit ("CIR")	4,374	4,595	4,600
VAT receivables	3,961	3,467	14,439
Advance made to the Nice CHU	4,000	—	—
Advance payments for the acquisition of Prosynergia	1,725	—	—
Prepaid expenses	721	915	5,746
Credit notes	4	254	60
Total current other receivables and assets	14,784	9,231	24,845
Other receivables and other assets	14,784	10,268	27,164
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income (see note 4.9) in the year to which the eligible research expense relates. The Group received the payments of the CIR for 2021 and 2022 tax years in the amount of respectively  €4,204 thousand and €4,476 thousand and expects to receive the CIR for 2023 tax year of €4,493 thousand in 2024.
VAT Receivables
Value-added tax (“VAT”) receivables relate primarily to the deductible VAT and VAT refunds claimed.
Their increase as of December 31, 2023 compared to December 31, 2022 is due to the increase in trade payables and accrued invoices over the period (see Note 17.1).
Advance made to the Nice CHU
On January 20, 2021, the Group amended the research agreement entered with the University Hospital Center of Nice (or “Nice
CHU”) on September 25, 2020, which consisted in the conduct of a study to test whether ABX464 could prevent the development of severe Covid-19 disease in the participants. The Group agreed to advance amount of €4,000 thousand to Nice CHU corresponding to the expenses recharged by its third parties for the year ended December 31, 2021. An amount of €3,302 thousand was reimbursed in
August 2022. The remaining €698 thousand amount was settled by way of compensation with a payable due to the Nice CHU related to the recharge of third-party services expenses.
Advance payment for the acquisition of Prosynergia
In the context of the acquisition of Prosynergia, the Group made an initial payment of the acquisition price of €325 thousand on
November 25, 2021.
On December 1, 2021, the Group signed a loan agreement with Prosynergia for €1,400 thousand. Prosynergia committed to reimburse the loan at the end of the contract, on December 31, 2025. The purpose of the loan was to allow early repayment by Prosynergia of all its existing indebtedness and was a suspensive condition for the acquisition of Prosynergia shares provided by the Share purchase agreement entered with the shareholder of Prosynergia on November 15, 2021. For accounting purposes, this loan was considered as a prepayment for the acquisition of the group of assets, which was repayable in cash only in the event the acquisition is not completed.
As of December 31, 2022, there was no more loan recognized following the merger of the Company and Prosynergia on December 12,
2022.

Prepaid expenses
Prepaid expenses as of December 31, 2021 include costs related to the acquisition of Prosynergia for €451 thousand. During the year ended December 31, 2022, these costs were then included in the acquisition price of Prosynergia which was allocated to acquired patents (see Notes 3.2 and 4.15).
Prepaid expenses as of December 31, 2022 include prepaid expenses related to CRO contracts for amount of €1,714 thousand (see
Note 9).
Prepaid expenses as of December 31, 2023 include prepaid expenses related to CRO contracts for an amount of €1,347 thousand (see
Note 9) and deferred transactions costs related to tranches B and C of the Kreos / Claret financings for an amount of €3,152 thousand
(most of which represents the issuance date fair value of the tranche A-B and C Kreos / Claret BSA, representing origination fees for the future drawdowns of the tranches B and C of the Kreos / Claret Financing, See Note 15.1) and other expenses from various suppliers amounting to €3,567 thousand.